UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04186

JOHN HANCOCK INCOME SECURITIES TRUST

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS.

Semiannual report
John Hancock
Income Securities Trust
Closed-end fixed income
Ticker: JHS
April 30, 2026

John Hancock
Income Securities Trust

2	Your fund at a glance
3	Portfolio summary
4	Fund’s investments
35	Financial statements
39	Financial highlights
40	Notes to financial statements
47	Investment objective, principal investment strategies, and principal risks
50	Additional information
51	Shareholder meeting
52	More information
1	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2026 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets. The fund changed its index from the Bloomberg U.S. Government/Credit Index to the Bloomberg U.S. Aggregate Bond Index to align with index changes across the fund complex.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may increase when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	2

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2026 (% of total investments)

QUALITY COMPOSITION AS OF 4/30/2026 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-26 and do not reflect subsequent downgrades or upgrades, if any.
3	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 58.6% (35.7% of Total investments)				$83,311,759
(Cost $83,696,208)
U.S. Government 5.5%				7,889,628
U.S. Treasury
Bond	1.625	11-15-50	537,000	276,765
Bond	3.375	11-15-48	412,000	319,220
Bond	4.625	11-15-44	816,000	782,499
Bond	4.625	11-15-55	1,760,000	1,659,900
Bond	4.875	08-15-45	2,932,000	2,895,787
Note	3.375	09-15-28	255,000	251,972
Note	3.500	10-15-28	55,000	54,480
Note (A)	3.875	03-31-27	455,000	455,455
Note	3.875	03-31-28	131,000	130,969
Note	3.875	04-15-29	756,000	755,232
Note	3.875	03-31-31	269,000	267,214
Note	4.125	02-15-36	41,000	40,135
U.S. Government Agency 53.1%				75,422,131
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru (A)	4.500	01-01-38	1,182,150	1,178,211
30 Yr Pass Thru (A)	3.500	07-01-46	281,991	262,360
30 Yr Pass Thru (A)	3.500	10-01-46	250,985	231,946
30 Yr Pass Thru (A)	3.500	12-01-46	106,316	98,849
30 Yr Pass Thru (A)	4.000	05-01-52	662,484	629,581
30 Yr Pass Thru (A)	4.500	07-01-52	196,015	190,569
30 Yr Pass Thru (A)	4.500	07-01-52	1,659,593	1,613,487
30 Yr Pass Thru (A)	4.500	08-01-52	105,860	103,150
30 Yr Pass Thru (A)	4.500	08-01-52	563,296	548,351
30 Yr Pass Thru (A)	4.500	08-01-52	468,950	456,508
30 Yr Pass Thru (A)	4.500	09-01-52	293,431	285,187
30 Yr Pass Thru (A)	4.500	09-01-52	337,118	328,489
30 Yr Pass Thru (A)	4.500	09-01-52	2,816,495	2,742,649
30 Yr Pass Thru (A)	4.500	02-01-54	279,224	271,205
30 Yr Pass Thru (A)	5.000	07-01-52	834,609	834,384
30 Yr Pass Thru (A)	5.000	07-01-52	755,438	756,179
30 Yr Pass Thru (A)	5.000	08-01-52	700,826	696,022
30 Yr Pass Thru (A)	5.000	08-01-52	559,930	557,504
30 Yr Pass Thru (A)	5.000	10-01-52	656,141	655,758
30 Yr Pass Thru (A)	5.000	11-01-52	1,366,245	1,368,438
30 Yr Pass Thru	5.000	12-01-52	847,047	842,319
30 Yr Pass Thru (A)	5.000	02-01-53	324,993	322,975
30 Yr Pass Thru (A)	5.000	02-01-53	1,246,882	1,243,818
30 Yr Pass Thru (A)	5.000	04-01-53	533,780	533,303
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (A)	5.000	05-01-53	1,206,855	$1,198,987
30 Yr Pass Thru (A)	5.000	12-01-54	317,956	316,678
30 Yr Pass Thru (A)	5.500	09-01-52	796,926	812,615
30 Yr Pass Thru (A)	5.500	11-01-52	1,533,358	1,563,544
30 Yr Pass Thru (A)	5.500	11-01-52	1,617,758	1,647,583
30 Yr Pass Thru (A)	5.500	02-01-53	714,918	729,662
30 Yr Pass Thru (A)	5.500	02-01-53	712,618	725,533
30 Yr Pass Thru (A)	5.500	03-01-53	592,092	603,563
30 Yr Pass Thru (A)	5.500	04-01-53	649,127	662,514
30 Yr Pass Thru (A)	5.500	04-01-53	452,489	457,862
30 Yr Pass Thru (A)	5.500	06-01-53	800,391	810,089
30 Yr Pass Thru (A)	5.500	06-01-53	758,686	772,911
30 Yr Pass Thru (A)	5.500	06-01-53	588,225	598,500
30 Yr Pass Thru (A)	5.500	07-01-53	793,694	803,882
30 Yr Pass Thru (A)	5.500	07-01-53	611,235	618,231
30 Yr Pass Thru (A)	5.500	07-01-53	610,426	621,108
30 Yr Pass Thru (A)	5.500	07-01-53	518,870	526,977
30 Yr Pass Thru (A)	5.500	12-01-53	455,444	460,657
30 Yr Pass Thru (A)	5.500	04-01-54	633,442	640,286
30 Yr Pass Thru (A)	5.500	08-01-54	602,824	615,134
30 Yr Pass Thru (A)	5.500	02-01-55	387,196	393,971
30 Yr Pass Thru (A)	5.500	03-01-55	609,172	619,356
30 Yr Pass Thru	5.500	09-01-55	697,724	705,572
30 Yr Pass Thru (A)	6.000	04-01-53	642,427	666,096
30 Yr Pass Thru (A)	6.000	05-01-53	563,758	584,353
30 Yr Pass Thru (A)	6.000	08-01-53	537,824	557,472
30 Yr Pass Thru (A)	6.000	09-01-53	738,088	764,820
30 Yr Pass Thru (A)	6.000	10-01-53	456,441	469,977
30 Yr Pass Thru (A)	6.000	11-01-53	510,364	524,669
30 Yr Pass Thru (A)	6.000	11-01-53	541,368	557,668
30 Yr Pass Thru (A)	6.000	03-01-54	506,954	520,753
30 Yr Pass Thru (A)	6.500	09-01-53	515,629	542,117
30 Yr Pass Thru (A)	6.500	10-01-53	554,902	581,164
Federal National Mortgage Association
30 Yr Pass Thru (A)	3.500	04-01-45	292,098	272,950
30 Yr Pass Thru (A)	3.500	07-01-47	632,040	586,528
30 Yr Pass Thru (A)	3.500	07-01-47	567,402	529,026
30 Yr Pass Thru (A)	3.500	11-01-47	264,808	245,657
30 Yr Pass Thru (A)	3.500	09-01-49	117,913	108,575
30 Yr Pass Thru (A)	3.500	03-01-50	322,697	296,838
30 Yr Pass Thru (A)	4.000	09-01-41	217,077	210,619
30 Yr Pass Thru (A)	4.000	01-01-49	584,457	554,982
30 Yr Pass Thru (A)	4.000	07-01-49	119,856	114,186
30 Yr Pass Thru (A)	4.000	08-01-49	243,992	232,373
5	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (A)	4.000	02-01-50	207,476	$197,012
30 Yr Pass Thru (A)	4.000	03-01-51	641,633	610,277
30 Yr Pass Thru (A)	4.000	08-01-51	434,747	414,181
30 Yr Pass Thru (A)	4.000	10-01-51	851,421	807,950
30 Yr Pass Thru (A)	4.000	04-01-52	80,537	76,255
30 Yr Pass Thru (A)	4.000	06-01-52	870,943	823,277
30 Yr Pass Thru (A)	4.000	06-01-52	903,973	854,500
30 Yr Pass Thru (A)	4.000	06-01-52	639,194	606,359
30 Yr Pass Thru (A)	4.000	07-01-52	351,754	333,602
30 Yr Pass Thru (A)	4.500	06-01-52	349,093	339,941
30 Yr Pass Thru (A)	4.500	06-01-52	813,293	790,698
30 Yr Pass Thru (A)	4.500	08-01-52	415,932	403,207
30 Yr Pass Thru (A)	4.500	08-01-52	89,816	87,517
30 Yr Pass Thru (A)	4.500	08-01-52	674,014	653,393
30 Yr Pass Thru	4.500	09-01-52	546,074	532,098
30 Yr Pass Thru (A)	5.000	06-01-52	530,494	530,683
30 Yr Pass Thru (A)	5.000	08-01-52	969,511	964,992
30 Yr Pass Thru (A)	5.000	09-01-52	270,458	269,540
30 Yr Pass Thru (A)	5.000	10-01-52	1,129,727	1,126,297
30 Yr Pass Thru (A)	5.000	10-01-52	623,737	623,374
30 Yr Pass Thru (A)	5.000	11-01-52	2,234,229	2,231,532
30 Yr Pass Thru (A)	5.000	12-01-52	571,375	570,685
30 Yr Pass Thru	5.000	03-01-53	918,739	916,769
30 Yr Pass Thru (A)	5.000	11-01-53	428,738	424,603
30 Yr Pass Thru (A)	5.000	11-01-54	517,487	513,142
30 Yr Pass Thru (A)	5.500	10-01-52	455,762	462,028
30 Yr Pass Thru (A)	5.500	01-01-53	1,524,041	1,551,662
30 Yr Pass Thru (A)	5.500	02-01-53	686,833	700,998
30 Yr Pass Thru (A)	5.500	03-01-53	567,238	578,227
30 Yr Pass Thru (A)	5.500	04-01-53	1,328,656	1,349,830
30 Yr Pass Thru (A)	5.500	05-01-53	797,314	811,515
30 Yr Pass Thru (A)	5.500	05-01-53	979,278	999,474
30 Yr Pass Thru (A)	5.500	05-01-53	814,350	829,872
30 Yr Pass Thru (A)	5.500	05-01-53	597,585	609,162
30 Yr Pass Thru (A)	5.500	07-01-53	502,349	510,668
30 Yr Pass Thru (A)	5.500	11-01-53	591,706	596,882
30 Yr Pass Thru (A)	5.500	05-01-54	504,368	512,406
30 Yr Pass Thru (A)	5.500	10-01-54	624,997	635,933
30 Yr Pass Thru (A)	5.500	06-01-55	504,780	514,401
30 Yr Pass Thru (A)	5.500	09-01-55	373,879	380,382
30 Yr Pass Thru (A)	6.000	05-01-53	540,559	561,150
30 Yr Pass Thru (A)	6.000	07-01-53	516,117	534,165
30 Yr Pass Thru (A)	6.000	08-01-53	554,859	569,185
30 Yr Pass Thru (A)	6.000	08-01-53	448,537	459,652
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (A)	6.000	07-01-54	465,043	$481,886
30 Yr Pass Thru (A)	6.500	04-01-53	550,801	580,516
30 Yr Pass Thru (A)	6.500	05-01-53	357,681	374,233
30 Yr Pass Thru (A)	6.500	08-01-53	538,068	567,096
30 Yr Pass Thru (A)	6.500	08-01-53	524,050	551,994
30 Yr Pass Thru (A)	6.500	09-01-53	499,578	525,242
30 Yr Pass Thru (A)	6.500	10-01-53	408,302	429,059

30 Yr Pass Thru (A)	6.500	11-01-53	441,529	465,349
Foreign government obligations 0.3% (0.2% of Total investments)				$381,029
(Cost $391,992)
Saudi Arabia 0.3%				381,029
Kingdom of Saudi Arabia Bond (B)	5.875	01-12-56	396,000	381,029

Corporate bonds 79.0% (48.2% of Total investments)				$112,293,709
(Cost $111,843,599)
Communication services 5.5%				7,857,252
Diversified telecommunication services 2.5%
AT&T, Inc. (A)	2.750	06-01-31	230,000	209,962
AT&T, Inc.	4.500	05-15-35	136,000	128,784
AT&T, Inc. (A)	4.550	11-01-32	201,000	197,103
AT&T, Inc. (A)	4.750	04-30-33	231,000	227,980
Cipher Compute LLC (B)	7.125	11-15-30	77,000	79,811
Edged Compute LLC (B)	7.500	04-30-31	335,000	328,472
GCI LLC (B)	4.750	10-15-28	119,000	116,430
IHS Holding, Ltd. (A)(B)(C)	7.875	05-29-30	200,000	205,982
IHS Holding, Ltd. (A)(B)(C)	8.250	11-29-31	200,000	209,199
Iliad Holding SAS (B)	7.000	04-15-32	200,000	203,051
Level 3 Financing, Inc. (B)	6.875	06-30-33	279,000	287,937
NTT Finance Corp. (B)	5.171	07-16-32	279,000	281,923
QTS Fayetteville I DC1-2 LLC (B)	5.700	04-15-36	438,000	425,998
Sitios Latinoamerica SAB de CV (B)	6.000	11-25-29	265,000	270,708
STC Sukuk Company II, Ltd. (B)	4.489	01-15-31	208,000	205,346
SV RNO Property Owner 1 LLC (B)	5.875	03-01-31	119,000	116,757
Entertainment 0.6%
Discovery Global Holdings, Inc.	4.279	03-15-32	125,000	113,216
Discovery Global Holdings, Inc.	5.050	03-15-42	250,000	178,383
Oak-Eagle Acquireco, Inc. (B)	7.250	07-01-33	74,000	76,251
Roblox Corp. (B)	3.875	05-01-30	311,000	294,576
WMG Acquisition Corp. (B)	3.875	07-15-30	226,000	213,049
Interactive media and services 0.5%
Alphabet, Inc. (A)	4.400	02-15-33	222,000	218,579
Meta Platforms, Inc. (A)	4.200	11-15-30	261,000	257,949
7	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Meta Platforms, Inc. (A)	4.600	11-15-32	174,000	$171,908
Meta Platforms, Inc.	5.625	11-15-55	101,000	92,740
Media 1.1%
Cable One, Inc. (A)(B)(C)	4.000	11-15-30	84,000	58,573
CCO Holdings LLC (B)	4.250	02-01-31	137,000	124,432
CCO Holdings LLC (A)(B)(C)	7.375	03-01-31	54,000	54,660
CCO Holdings LLC (A)(B)(C)	7.375	02-01-36	145,000	142,152
Charter Communications Operating LLC	6.384	10-23-35	399,000	403,142
Gray Media, Inc. (B)	10.500	07-15-29	173,000	183,671
News Corp. (A)(B)	3.875	05-15-29	166,000	160,573
News Corp. (A)(B)	5.125	02-15-32	95,000	93,382
Paramount Global	4.200	05-19-32	78,000	68,164
Paramount Global	4.375	03-15-43	161,000	102,670
Paramount Global	4.950	05-19-50	328,000	205,999
Wireless telecommunication services 0.8%
T-Mobile USA, Inc. (A)	3.875	04-15-30	696,000	677,682
T-Mobile USA, Inc. (A)	4.850	01-15-29	230,000	232,282
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	228,000	237,776
Consumer discretionary 6.7%				9,436,658
Automobile components 0.2%
Dealer Tire LLC (B)	8.000	02-01-28	353,000	350,746
Automobiles 2.2%
Ford Motor Company	9.625	04-22-30	390,000	444,121
Ford Motor Credit Company LLC	4.000	11-13-30	624,000	586,133
Ford Motor Credit Company LLC	5.113	05-03-29	440,000	437,286
Ford Motor Credit Company LLC	5.800	03-08-29	287,000	290,787
Ford Motor Credit Company LLC	6.125	03-08-34	502,000	504,082
General Motors Financial Company, Inc. (A)	5.850	04-06-30	670,000	695,116
General Motors Financial Company, Inc. (A)	5.950	04-04-34	174,000	180,082
Broadline retail 0.8%
Amazon.com, Inc. (A)	4.550	03-13-33	222,000	219,298
Macy’s Retail Holdings LLC (B)	5.875	03-15-30	91,000	90,753
Macy’s Retail Holdings LLC (B)	6.125	03-15-32	89,000	89,043
Macy’s Retail Holdings LLC (A)(B)(C)	7.375	08-01-33	384,000	399,981
MercadoLibre, Inc.	4.900	01-15-33	102,000	100,049
Rakuten Group, Inc. (B)	9.750	04-15-29	200,000	219,402
Hotels, restaurants and leisure 2.0%
Brightstar Lottery PLC (B)	5.750	01-15-33	200,000	196,098
Carnival Corp. (B)	5.125	05-01-29	177,000	176,470
Carnival Corp. (B)	5.750	08-01-32	475,000	477,388
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	8

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp. (B)	5.875	06-15-31	192,000	$194,731
Hilton Domestic Operating Company, Inc. (B)	5.500	03-31-34	122,000	121,098
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	423,000	427,910
Marriott International, Inc. (A)	4.500	05-01-33	81,000	78,510
Marriott Ownership Resorts, Inc. (B)	6.500	10-01-33	158,000	151,924
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	128,000	125,145
Rivers Enterprise Borrower LLC (B)	6.250	10-15-30	113,000	114,952
Rivers Enterprise Borrower LLC (B)	6.625	02-01-33	140,000	142,945
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	107,000	105,129
Travel + Leisure Company (B)	4.625	03-01-30	91,000	87,789
Travel + Leisure Company (B)	6.125	09-01-33	184,000	182,341
Viking Cruises, Ltd. (B)	5.875	10-15-33	189,000	189,480
Household durables 0.3%
Brookfield Residential Properties, Inc. (A)(B)(C)	5.000	06-15-29	117,000	112,691
Century Communities, Inc. (B)	3.875	08-15-29	124,000	117,425
KB Home (A)(C)	4.000	06-15-31	178,000	164,799
Specialty retail 1.1%
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	55,000	53,527
Asbury Automotive Group, Inc.	4.750	03-01-30	145,000	141,213
Global Auto Holdings, Ltd. (A)(B)(C)	8.750	01-15-32	293,000	269,535
Global Auto Holdings, Ltd. (B)	11.500	08-15-29	132,000	134,043
Lithia Motors, Inc. (B)	3.875	06-01-29	80,000	76,672
Lithia Motors, Inc. (B)	4.375	01-15-31	144,000	136,770
Lithia Motors, Inc. (B)	5.500	10-01-30	130,000	129,311
The Home Depot, Inc. (A)	4.950	06-25-34	240,000	241,474
The Michaels Companies, Inc. (B)	8.500	03-15-33	200,000	197,510
Wayfair LLC (B)	6.750	11-15-32	116,000	117,277
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (B)	8.375	10-01-31	180,000	165,622
Consumer staples 2.1%				3,030,063
Consumer staples distribution and retail 0.4%
Albertsons Companies, Inc. (B)	5.750	03-31-34	396,000	385,513
KeHE Distributors LLC (B)	7.125	04-30-33	67,000	67,831
Performance Food Group, Inc. (B)	5.625	03-01-34	120,000	117,499
Food products 1.6%
Chobani LLC (B)	6.375	04-15-34	66,000	67,340
Froneri Lux FinCo Sarl (B)	6.000	08-01-32	200,000	197,806
Industrial F&B Investments III, Inc. (B)	7.750	02-11-33	111,000	112,166
JBS NV (A)	3.625	01-15-32	221,000	204,372
JBS NV (A)	5.750	04-01-33	384,000	395,346
JBS NV	5.950	04-20-35	55,000	56,939
9	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
MARB BondCo PLC (B)	3.950	01-29-31	299,000	$267,801
Mars, Inc. (A)(B)	5.000	03-01-32	211,000	214,049
NBM US Holdings, Inc. (B)	6.625	08-06-29	530,000	531,874
Pilgrim’s Pride Corp. (A)(C)	6.250	07-01-33	134,000	140,507
Viking Baked Goods Acquisition Corp. (B)	8.625	11-01-31	156,000	159,278
Personal care products 0.1%
Kenvue, Inc. (A)	4.900	03-22-33	111,000	111,742
Energy 10.1%				14,370,429
Oil, gas and consumable fuels 10.1%
Aker BP ASA (B)	6.000	06-13-33	245,000	255,576
Antero Midstream Partners LP (B)	5.750	10-15-33	159,000	158,686
Antero Midstream Partners LP (B)	5.750	07-01-34	365,000	364,059
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	237,000	237,303
Ascent Resources Utica Holdings LLC (B)	6.625	10-15-32	60,000	61,570
Ascent Resources Utica Holdings LLC (B)	6.625	07-15-33	73,000	75,000
BP Capital Markets America, Inc. (A)	4.812	02-13-33	115,000	115,330
Cheniere Energy Partners LP	5.550	10-30-35	114,000	116,353
Cheniere Energy Partners LP (A)	5.950	06-30-33	232,000	243,484
Columbia Pipelines Holding Company LLC (A)(B)	4.999	11-17-32	158,000	156,911
Columbia Pipelines Holding Company LLC (A)(B)	5.681	01-15-34	306,000	312,503
Columbia Pipelines Operating Company LLC (A)(B)	6.036	11-15-33	190,000	200,703
Comstock Resources, Inc. (B)	5.875	01-15-30	442,000	428,140
Continental Resources, Inc. (A)(B)	5.750	01-15-31	209,000	213,602
DT Midstream, Inc. (A)(B)	4.375	06-15-31	400,000	386,675
DT Midstream, Inc. (B)	5.800	12-15-34	91,000	93,710
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	340,000	339,227
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	347,000	349,022
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	306,000	307,364
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	352,000	400,967
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	79,000	77,702
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	138,000	132,155
Energy Transfer LP (A)	5.600	09-01-34	129,000	131,636
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	10

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	488,000	$488,575
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	125,000	125,337
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	217,000	218,559
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	381,000	391,300
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	580,000	578,556
Enterprise Products Operating LLC (A)	5.350	01-31-33	111,000	114,634
EOG Resources, Inc. (A)	5.000	07-15-32	111,000	112,486
Expand Energy Corp. (A)	4.750	02-01-32	171,000	167,660
Genesis Energy LP	6.750	03-15-34	21,000	21,152
Genesis Energy LP	7.875	05-15-32	100,000	104,838
Genesis Energy LP	8.000	05-15-33	197,000	207,390
Global Partners LP (B)	7.125	07-01-33	33,000	33,820
Global Partners LP (B)	8.250	01-15-32	89,000	93,436
Hess Midstream Operations LP (B)	6.500	06-01-29	44,000	45,081
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	92,000	93,591
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	27,000	28,154
Leviathan Bond, Ltd. (B)	6.500	06-30-27	134,000	134,475
Leviathan Bond, Ltd. (B)	6.750	06-30-30	64,000	65,723
Long Ridge Energy LLC (B)	8.750	02-15-32	80,000	85,505
MPLX LP (A)	4.950	09-01-32	149,000	149,027
MPLX LP (A)	5.000	03-01-33	152,000	151,240
Occidental Petroleum Corp.	5.375	01-01-32	96,000	98,014
Occidental Petroleum Corp.	6.450	09-15-36	262,000	281,556
Occidental Petroleum Corp.	6.625	09-01-30	483,000	514,927
Ovintiv, Inc. (A)	6.250	07-15-33	132,000	139,932
Ovintiv, Inc. (A)	7.200	11-01-31	84,000	92,528
Permian Resources Operating LLC (A)(B)	6.250	02-01-33	85,000	87,030
Plains All American Pipeline LP (A)	4.700	01-15-31	83,000	82,813
Repsol E&P Capital Markets US LLC (B)	5.204	09-16-30	295,000	298,712
Sabine Pass Liquefaction LLC (A)	4.500	05-15-30	416,000	415,531
Sunoco LP (B)	4.500	10-01-29	157,000	153,859
Sunoco LP	4.500	04-30-30	238,000	231,253
Sunoco LP (B)	4.625	05-01-30	87,000	84,611
Sunoco LP (B)	5.625	03-15-31	84,000	84,312
Sunoco LP (B)	5.875	03-15-34	147,000	146,472
Sunoco LP (B)	7.250	05-01-32	74,000	77,502
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (B)(D)	7.875	09-18-30	252,000	260,960
11	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp.	5.500	02-15-35	139,000	$140,866
Targa Resources Corp. (A)	6.150	03-01-29	125,000	130,191
Targa Resources Partners LP (A)	4.000	01-15-32	267,000	254,203
Var Energi ASA (B)	5.875	05-22-30	328,000	338,773
Var Energi ASA (B)	8.000	11-15-32	715,000	812,717
Venture Global LNG, Inc. (A)(B)(C)	7.000	01-15-30	132,000	135,779
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)	9.000	09-30-29	223,000	220,557
Viper Energy Partners LLC	4.900	08-01-30	165,000	164,907
Western Midstream Operating LP (A)	4.800	03-01-31	217,000	215,557
Western Midstream Operating LP (A)	5.450	11-15-34	118,000	117,435
Whistler Pipeline LLC (A)(B)	5.400	09-30-29	96,000	98,147
Whistler Pipeline LLC (A)(B)	5.700	09-30-31	120,000	123,068
Financials 26.5%				37,717,424
Banks 17.2%
Banco Bradesco SA (B)	5.375	01-20-31	223,000	222,532
Banco Santander SA	4.551	11-06-30	200,000	197,297
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (A)(C)(D)	9.625	05-21-33	257,000	305,161
Bank Hapoalim BM (B)	4.722	07-14-29	200,000	197,786
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%) (A)	4.571	04-27-33	155,000	152,534
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%) (A)	5.015	07-22-33	965,000	971,208
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	595,000	597,022
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	70,000	70,520
Bank of America Corp. (6.204% to 11-10-27, then Overnight SOFR + 1.990%) (A)	6.204	11-10-28	309,000	317,059
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (A)(C)(D)	6.625	05-01-30	344,000	354,789
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (A)	7.700	05-26-84	548,000	575,712
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%) (A)	5.367	02-25-31	227,000	231,075
Barclays PLC (7.385% to 11-2-27, then 1 Year CMT + 3.300%) (A)	7.385	11-02-28	435,000	452,242
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	238,000	249,792
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)(B)	5.497	05-20-30	281,000	287,626
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(D)	9.250	11-17-27	200,000	210,795
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	12

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%) (A)	6.500	07-28-86	215,000	$214,336
Citibank NA (A)	5.488	12-04-26	430,000	433,202
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	288,000	300,035
Citigroup, Inc. (6.270% to 11-17-32, then Overnight SOFR + 2.338%)	6.270	11-17-33	150,000	160,346
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (D)	6.625	02-15-31	235,000	237,880
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%) (A)	5.253	03-05-31	168,000	170,113
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	41,000	40,648
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	199,000	205,035
Credit Agricole SA (5.335% to 1-10-29, then Overnight SOFR + 1.690%) (A)(B)	5.335	01-10-30	440,000	447,536
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (A)(B)	5.862	01-09-36	250,000	257,537
Danske Bank A/S (4.999% to 3-27-31, then 1 Year CMT + 0.980%) (A)(B)	4.999	03-27-32	242,000	242,792
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)(B)	5.019	03-04-31	234,000	235,594
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%)	5.141	01-29-37	93,000	90,818
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	167,000	172,410
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (D)(E)	6.994	05-30-26	173,000	172,542
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (A)	5.982	01-30-30	151,000	155,718
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	333,000	322,620
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%) (A)	5.231	03-12-31	225,000	223,873
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	218,000	213,143
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (D)	7.000	12-15-30	146,000	146,731
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%) (A)	5.514	03-07-31	134,000	136,019
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%) (A)	5.272	01-15-31	137,000	139,250
13	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	90,000	$92,093
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	71,000	72,342
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (D)	6.250	10-15-30	104,000	104,149
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%) (A)	4.912	07-25-33	345,000	346,006
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%) (A)	4.995	07-22-30	121,000	122,492
JPMorgan Chase & Co. (5.193% to 2-5-36, then Overnight SOFR + 1.300%)	5.193	02-05-37	71,000	69,853
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%) (A)	5.294	07-22-35	342,000	345,785
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%) (A)	5.502	01-24-36	222,000	227,337
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%) (A)	5.576	07-23-36	759,000	769,992
JPMorgan Chase & Co. (5.717% to 9-14-32, then Overnight SOFR + 2.580%) (A)	5.717	09-14-33	355,000	368,365
JPMorgan Chase & Co. (A)	8.750	09-01-30	375,000	434,547
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (A)(C)	5.121	04-04-31	233,000	235,385
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	85,000	83,487
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	83,000	88,241
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	238,000	243,789
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (A)(C)(D)	6.625	09-27-35	200,000	196,384
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (D)	6.750	09-27-31	200,000	205,756
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	141,000	140,379
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	117,000	118,411
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	230,000	228,114
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	181,000	180,351
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%) (A)(C)	5.400	07-30-35	208,000	208,189
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (A)	5.516	09-30-28	342,000	347,004
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (A)(C)(D)	7.300	11-19-34	209,000	216,897
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (A)(C)(D)	8.125	11-10-33	284,000	$313,557
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	82,000	81,846
Popular, Inc. (A)(C)	7.250	03-13-28	218,000	225,862
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%) (A)(C)	5.502	09-06-35	434,000	435,957
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%) (A)	5.722	06-06-30	98,000	100,699
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%) (A)	6.500	11-24-85	337,000	332,204
Santander Holdings USA, Inc. (A)	4.400	07-13-27	395,000	394,692
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(D)	5.375	11-18-30	200,000	191,922
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%) (A)	4.812	10-21-32	236,000	235,663
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%) (A)	5.575	01-29-36	158,000	161,623
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%) (A)	5.939	08-18-34	158,000	166,106
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(C)(D)	6.200	09-15-27	355,000	357,361
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	216,000	219,499
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	234,000	237,069
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	134,000	132,121
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	504,000	524,572
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%) (A)	7.161	10-30-29	683,000	724,605
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%) (A)	4.839	02-01-34	276,000	272,975
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%) (A)	5.083	05-15-31	165,000	167,543
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%) (A)	5.678	01-23-35	90,000	93,009
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (A)	5.836	06-12-34	287,000	299,749
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%) (A)	6.787	10-26-27	272,000	275,152
Wachovia Corp. (A)	7.574	08-01-26	465,000	468,675
15	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	84,000	$85,067
Wells Fargo & Company (4.808% to 7-25-27, then Overnight SOFR + 1.980%) (A)	4.808	07-25-28	621,000	623,573
Wells Fargo & Company (4.897% to 7-25-32, then Overnight SOFR + 2.100%)	4.897	07-25-33	438,000	437,112
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	176,000	175,731
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%) (A)	5.244	01-24-31	140,000	142,717
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	901,000	976,381
Capital markets 4.5%
Ares Capital Corp. (A)	7.000	01-15-27	325,000	329,273
Ares Strategic Income Fund (A)(B)	5.150	01-15-31	239,000	228,176
Ares Strategic Income Fund (A)(B)	5.450	09-09-28	103,000	102,241
Ares Strategic Income Fund (A)	5.600	02-15-30	169,000	165,899
Ares Strategic Income Fund (A)	5.700	03-15-28	34,000	34,024
Ares Strategic Income Fund (A)(B)	5.800	09-09-30	215,000	211,385
Ares Strategic Income Fund (A)	6.200	03-21-32	149,000	147,819
Ares Strategic Income Fund (A)	6.350	08-15-29	63,000	63,788
Blackstone Private Credit Fund (A)	5.050	09-10-30	198,000	189,733
Blackstone Private Credit Fund (A)	5.250	04-01-30	176,000	170,314
Blackstone Private Credit Fund (A)	5.950	07-16-29	131,000	131,081
Blackstone Private Credit Fund (A)	7.300	11-27-28	128,000	132,237
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	112,000	108,371
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%) (A)	4.725	02-06-32	173,000	170,194
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%) (A)	5.297	05-09-31	154,000	155,682
Deutsche Bank AG (6.720% to 1-18-28, then Overnight SOFR + 3.180%) (A)	6.720	01-18-29	205,000	211,877
Deutsche Bank AG (7.079% to 11-10-32, then Overnight SOFR + 3.650%) (A)	7.079	02-10-34	265,000	284,887
HPS Corporate Lending Fund (A)(B)	5.150	04-02-29	66,000	64,624
HPS Corporate Lending Fund	5.450	11-15-30	59,000	57,088
HPS Corporate Lending Fund (A)	5.950	04-14-32	35,000	34,460
Intercontinental Exchange, Inc.	4.600	03-15-33	111,000	109,752
Lazard Group LLC (A)	4.375	03-11-29	189,000	187,160
Macquarie Group, Ltd. (5.033% to 1-15-29, then 3 month CME Term SOFR + 2.012%) (A)(B)	5.033	01-15-30	230,000	232,162
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%) (A)	4.708	03-12-32	267,000	264,940
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%) (A)	5.320	07-19-35	189,000	$190,506
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	531,000	547,025
MSCI, Inc. (A)(B)	3.625	11-01-31	305,000	283,035
S&P Global, Inc. (A)	2.900	03-01-32	111,000	101,359
Sixth Street Lending Partners (A)	5.750	01-15-30	102,000	101,421
Sixth Street Lending Partners (A)	6.125	07-15-30	79,000	79,365
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%) (A)	4.942	02-11-31	140,000	141,902
The Goldman Sachs Group, Inc. (6.484% to 10-24-28, then Overnight SOFR + 1.770%) (A)	6.484	10-24-29	345,000	360,184
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (A)(B)(C)(D)	6.625	01-08-31	200,000	201,392
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)(C)(D)	7.000	02-10-30	200,000	204,476
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	400,000	466,816
Consumer finance 1.0%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	293,000	291,195
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%) (A)	5.737	05-15-29	21,000	21,320
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%) (A)(C)	6.184	07-26-35	170,000	172,478
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (D)	7.100	08-15-31	168,000	167,868
Ally Financial, Inc. (A)	8.000	11-01-31	296,000	330,623
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (B)	8.375	06-15-35	88,000	92,281
OneMain Finance Corp.	6.125	05-15-30	219,000	218,924
PHH Escrow Issuer LLC (B)	9.875	11-01-29	175,000	176,740
Financial services 1.2%
Apollo Debt Solutions BDC (A)	6.700	07-29-31	81,000	82,739
Apollo Debt Solutions BDC (A)	6.900	04-13-29	317,000	327,221
Block, Inc. (B)	5.625	08-15-30	68,000	68,069
Block, Inc. (B)	6.000	08-15-33	88,000	87,830
Enact Holdings, Inc. (A)	6.250	05-28-29	242,000	250,026
Freedom Mortgage Holdings LLC (B)	6.875	05-01-31	182,000	175,555
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33	87,000	84,817
National Rural Utilities Cooperative Finance Corp. (A)	8.000	03-01-32	28,000	32,463
17	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
NMI Holdings, Inc. (A)	6.000	08-15-29	126,000	$128,661
Radian Group, Inc. (A)	6.200	05-15-29	162,000	167,556
Rocket Companies, Inc. (B)	6.375	08-01-33	164,000	166,000
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30	116,000	121,851
Insurance 2.5%
Asurion LLC (B)	8.375	02-01-34	186,000	183,509
Athene Global Funding (A)(B)	4.721	10-08-29	135,000	133,122
Athene Global Funding (A)(B)	5.322	11-13-31	162,000	161,378
Athene Holding, Ltd. (A)(C)	5.875	01-15-34	135,000	135,818
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	95,000	92,259
Augusta SpinCo Corp. (A)	4.945	03-23-33	85,000	84,587
CNA Financial Corp. (A)	3.900	05-01-29	150,000	147,005
CNO Financial Group, Inc. (A)	5.250	05-30-29	384,000	385,750
CNO Financial Group, Inc. (A)	6.450	06-15-34	121,000	125,656
CNO Global Funding (A)(B)	4.700	12-11-30	87,000	86,168
GA Global Funding Trust (A)(B)	4.500	09-18-30	258,000	250,419
GA Global Funding Trust (A)(B)	5.200	12-09-31	158,000	155,944
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	68,000	68,192
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	203,000	200,781
MassMutual Global Funding II (A)(B)	4.350	09-17-31	200,000	196,427
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%) (A)	6.400	12-15-36	355,000	363,656
Panther Escrow Issuer LLC (B)	7.125	06-01-31	211,000	211,988
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%) (A)(C)	6.650	09-15-55	189,000	191,758
Teachers Insurance & Annuity Association of America (A)(B)	4.270	05-15-47	430,000	344,577
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (B)	6.000	04-15-30	158,000	159,847
Health care 4.4%				6,215,180
Biotechnology 1.2%
AbbVie, Inc. (A)	4.400	03-15-33	210,000	206,144
AbbVie, Inc. (A)	5.050	03-15-34	439,000	445,075
Amgen, Inc. (A)	5.250	03-02-33	741,000	758,297
Amgen, Inc.	5.650	03-02-53	277,000	266,370
Health care equipment and supplies 0.8%
Abbott Laboratories (A)	4.300	03-15-33	605,000	590,978
Medtronic Global Holdings SCA (A)	4.500	03-30-33	111,000	109,786
Solventum Corp. (A)	5.450	03-13-31	363,000	372,995
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	18

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 1.6%
Centene Corp.	4.250	12-15-27	38,000	$37,778
CVS Health Corp. (A)	5.000	09-15-32	233,000	233,731
DaVita, Inc. (B)	4.625	06-01-30	123,000	119,070
HCA, Inc. (A)	4.300	11-15-30	71,000	69,768
HCA, Inc. (A)	4.600	11-15-32	109,000	106,301
HCA, Inc.	5.000	05-15-33	245,000	243,384
HCA, Inc. (A)	5.450	04-01-31	193,000	198,150
HCA, Inc. (A)	5.500	06-01-33	230,000	235,279
Horizon Mutual Holdings, Inc. (B)	6.200	11-15-34	479,000	452,533
Humana, Inc. (A)	5.875	03-01-33	195,000	200,023
Rede D’Or Finance Sarl (B)	6.550	04-28-36	225,000	222,120
Tenet Healthcare Corp. (B)	5.500	11-15-32	184,000	183,531
Universal Health Services, Inc. (A)	2.650	10-15-30	51,000	46,083
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc. (A)	4.473	10-07-32	112,000	110,714
Pharmaceuticals 0.7%
Endo Finance Holdings LP (A)(B)(C)	8.500	04-15-31	104,000	110,245
IQVIA, Inc. (A)	6.250	02-01-29	224,000	232,352
Merck & Company, Inc. (A)	4.450	12-04-32	111,000	109,942
Pfizer Investment Enterprises Pte, Ltd. (A)	4.750	05-19-33	111,000	110,524
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	36,000	37,716
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	261,000	201,014
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	200,000	205,277
Industrials 7.2%				10,237,940
Aerospace and defense 0.8%
DAE Funding LLC (B)	4.950	01-15-33	272,000	261,449
Hexcel Corp. (A)(C)	4.900	05-15-31	33,000	33,018
Honeywell Aerospace, Inc. (A)(B)	4.600	03-16-33	142,000	140,202
The Boeing Company (A)	6.528	05-01-34	628,000	686,793
Building products 0.3%
Builders FirstSource, Inc. (B)	4.250	02-01-32	225,000	208,718
Builders FirstSource, Inc. (B)	6.375	03-01-34	199,000	198,012
Commercial services and supplies 0.3%
Cimpress PLC (B)	7.375	09-15-32	197,000	199,500
Garda World Security Corp. (B)	6.500	01-15-31	121,000	123,610
Waste Management, Inc. (A)	4.150	04-15-32	111,000	108,835
Construction and engineering 0.7%
CIMIC Finance USA Pty, Ltd. (A)(B)	7.000	03-25-34	217,000	230,984
CIMIC Finance, Ltd. (B)	6.000	04-22-36	170,000	167,766
HTA Group, Ltd. (A)(B)(C)	6.750	04-01-31	200,000	203,065
19	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
MasTec, Inc. (A)	5.900	06-15-29	131,000	$135,067
WSP Global, Inc. (B)	5.714	09-18-36	232,000	230,590
Ground transportation 0.1%
Union Pacific Corp. (A)	2.800	02-14-32	111,000	101,248
Machinery 0.3%
Flowserve Corp. (A)	3.500	10-01-30	184,000	173,840
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	101,000	104,661
Novartis Capital Corp. (A)	4.600	03-18-33	224,000	222,435
Passenger airlines 3.2%
Air Canada 2020-1 Class C Pass Through Trust (B)	10.500	07-15-26	107,000	108,199
American Airlines 2016-1 Class A Pass Through Trust (A)	4.100	01-15-28	193,474	190,267
American Airlines 2016-3 Class A Pass Through Trust (A)	3.250	10-15-28	26,356	25,216
American Airlines 2017-1 Class A Pass Through Trust (A)	4.000	02-15-29	125,418	122,344
American Airlines 2017-1 Class AA Pass Through Trust (A)	3.650	02-15-29	170,250	166,092
American Airlines 2017-2 Class A Pass Through Trust (A)	3.600	10-15-29	135,518	128,889
American Airlines 2019-1 Class A Pass Through Trust (A)	3.500	02-15-32	248,188	227,372
American Airlines 2019-1 Class AA Pass Through Trust (A)	3.150	02-15-32	174,676	163,546
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	89,642	87,671
American Airlines 2021-1 Class A Pass Through Trust (A)	2.875	07-11-34	297,309	267,173
American Airlines 2021-1 Class B Pass Through Trust (A)	3.950	07-11-30	189,745	180,951
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	204,000	198,900
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	90,000	89,474
American Airlines 2026-1 Class A Pass Through Trust (F)	5.250	11-10-38	235,000	234,706
American Airlines 2026-1 Class B Pass Through Trust (F)	5.750	05-10-35	245,000	245,000
American Airlines, Inc. (A)(B)(C)	7.250	02-15-28	166,000	168,228
British Airways 2018-1 Class A Pass Through Trust (A)(B)	4.125	09-20-31	67,261	65,112
Delta Air Lines, Inc. (A)	5.250	07-10-30	105,000	105,820
JetBlue 2019-1 Class AA Pass Through Trust (A)	2.750	05-15-32	233,858	206,582
JetBlue 2020-1 Class A Pass Through Trust (A)	4.000	11-15-32	74,010	69,806
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	20

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2016-1 Class A Pass Through Trust (A)	3.450	07-07-28	226,663	$219,345
United Airlines 2019-1 Class A Pass Through Trust (A)	4.550	08-25-31	178,885	173,127
United Airlines 2020-1 Class A Pass Through Trust (A)	5.875	10-15-27	64,720	65,874
United Airlines 2023-1 Class A Pass Through Trust (A)	5.800	01-15-36	324,184	336,000
United Airlines 2024-1 Class A Pass Through Trust (A)	5.875	02-15-37	180,431	181,128
United Airlines 2024-1 Class AA Pass Through Trust (A)	5.450	02-15-37	214,262	218,318
United Airlines Holdings, Inc.	4.875	03-01-29	137,000	134,953
United Airlines Holdings, Inc.	5.375	03-01-31	102,000	100,533
United Airlines, Inc. (A)(B)	4.625	04-15-29	64,000	63,176
Trading companies and distributors 1.5%
AerCap Ireland Capital DAC	3.300	01-30-32	672,000	614,233
AerCap Ireland Capital DAC	6.450	04-15-27	405,000	412,439
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	150,000	152,701
Ashtead Capital, Inc. (A)(B)	5.550	05-30-33	263,000	266,820
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	161,000	156,359
Sumisho Air Lease Corp. (A)	5.100	03-01-29	165,000	166,561
Sumisho Air Lease Corp. (A)	5.850	12-15-27	290,000	295,489
WESCO Distribution, Inc. (B)	5.500	04-15-34	100,000	99,743
Information technology 4.6%				6,565,643
Electronic equipment, instruments and components 0.3%
Amphenol Corp. (A)	4.400	02-15-33	111,000	108,501
Jabil, Inc. (A)	4.750	02-01-33	101,000	98,373
TD SYNNEX Corp.	5.300	10-10-35	217,000	212,557
IT services 0.3%
CoreWeave, Inc. (A)(B)(C)	9.000	02-01-31	153,000	152,030
CoreWeave, Inc. (B)	9.250	06-01-30	118,000	119,488
CoreWeave, Inc. (B)	9.750	10-01-31	112,000	112,649
Semiconductors and semiconductor equipment 1.8%
Broadcom, Inc. (A)	3.419	04-15-33	588,000	538,730
Broadcom, Inc. (A)	4.550	02-15-32	93,000	92,423
Broadcom, Inc. (A)	4.800	02-15-36	217,000	211,770
Broadcom, Inc. (A)	4.900	07-15-32	330,000	333,155
Foundry JV Holdco LLC (B)	6.100	01-25-36	271,000	284,489
Foundry JV Holdco LLC (B)	6.250	01-25-35	380,000	401,243
Kioxia Holdings Corp. (B)	6.625	07-24-33	308,000	321,971
KLA Corp. (A)	4.650	07-15-32	112,000	112,568
21	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (B)	3.375	04-01-31	95,000	$86,795
Qorvo, Inc.	4.375	10-15-29	129,000	126,522
Software 1.4%
Fair Isaac Corp. (B)	6.250	09-15-34	313,000	308,101
HUT 8 DC LLC (B)	6.192	11-15-42	166,000	167,374
Oracle Corp.	4.700	09-27-34	159,000	145,206
Oracle Corp. (A)	4.800	09-26-32	136,000	129,318
Oracle Corp. (A)	5.250	02-03-32	159,000	156,721
Oracle Corp.	5.550	02-06-53	371,000	295,119
Oracle Corp.	5.700	02-04-36	167,000	160,378
Oracle Corp. (A)	6.250	11-09-32	595,000	610,711
WULF Compute LLC (B)	7.750	10-15-30	70,000	73,570
Technology hardware, storage and peripherals 0.8%
CDW LLC (A)	5.100	03-01-30	75,000	75,219
Dell International LLC (A)	4.500	02-15-31	285,000	282,145
Dell International LLC (A)	4.750	10-06-32	235,000	232,408
Dell International LLC (A)	5.300	04-01-32	240,000	244,683
Dell International LLC (A)(C)	5.400	04-15-34	365,000	371,426
Materials 1.5%				2,126,358
Chemicals 0.2%
SNF Group SACA (A)(B)	5.626	03-31-31	257,000	260,125
Construction materials 0.6%
Cemex SAB de CV (B)	3.875	07-11-31	255,000	241,298
JH North America Holdings, Inc. (B)	5.875	01-31-31	45,000	44,979
JH North America Holdings, Inc. (B)	6.125	07-31-32	163,000	163,346
Quikrete Holdings, Inc. (B)	6.375	03-01-32	67,000	68,057
Standard Building Solutions, Inc. (B)	5.875	03-15-34	163,000	158,905
Standard Building Solutions, Inc. (B)	6.250	08-01-33	125,000	124,920
Containers and packaging 0.2%
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	163,000	159,365
Graphic Packaging International LLC (B)	3.500	03-01-29	165,000	156,567
Metals and mining 0.5%
Anglo American Capital PLC (B)	5.000	03-21-33	200,000	197,804
Freeport-McMoRan, Inc. (A)	5.400	11-14-34	165,000	167,922
Mineral Resources, Ltd. (B)	6.000	05-01-32	43,000	42,667
Mineral Resources, Ltd. (B)	6.250	05-01-34	43,000	42,459
Novelis Corp. (B)	4.750	01-30-30	193,000	184,891
Rio Tinto Finance USA PLC (A)	5.000	03-14-32	111,000	113,053
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	22

	Rate (%)	Maturity date	Par value^	Value
Real estate 2.5%				$3,521,852
Hotel and resort REITs 0.1%
XHR LP (B)	6.625	05-15-30	113,000	115,622
Industrial REITs 0.4%
Prologis Targeted U.S. Logistics Fund LP (A)(B)	4.250	01-15-31	120,000	117,665
Prologis Targeted U.S. Logistics Fund LP (A)(B)	4.625	03-15-33	213,000	207,092
Trust 2401 (A)(B)(C)	7.375	02-13-34	233,000	252,922
Office REITs 0.1%
Vornado Realty LP	5.750	02-01-33	181,000	181,307
Specialized REITs 1.9%
American Tower Corp. (A)	4.700	12-15-32	167,000	164,945
American Tower Corp. (A)	5.200	02-15-29	830,000	844,650
American Tower Trust I (A)(B)	5.490	03-15-28	300,000	303,091
GLP Capital LP	6.750	12-01-33	90,000	95,534
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	139,000	134,213
Iron Mountain, Inc. (B)	5.250	07-15-30	130,000	128,655
Millrose Properties, Inc. (B)	6.375	08-01-30	205,000	207,617
SBA Tower Trust (A)(B)	6.599	01-15-28	96,000	97,503
VICI Properties LP (A)(B)	3.875	02-15-29	151,000	146,999
VICI Properties LP (A)	5.125	11-15-31	274,000	273,212
VICI Properties LP (A)	5.125	05-15-32	253,000	250,825
Utilities 7.9%				11,214,910
Electric utilities 4.6%
American Electric Power Company, Inc. (A)	5.625	03-01-33	51,000	52,749
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	114,000	113,360
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	55,000	54,825
Constellation Energy Generation LLC (A)	4.400	01-15-31	106,000	104,901
Constellation Energy Generation LLC	6.500	10-01-53	138,000	146,593
Dominion Energy South Carolina, Inc. (A)	5.300	05-15-33	160,000	164,295
Duke Energy Corp.	5.750	09-15-33	186,000	194,517
Electricite de France SA (A)(B)	5.650	04-22-29	319,000	328,708
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	596,000	694,963
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	229,000	229,093
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%) (A)(C)	6.100	06-15-56	115,000	114,602
Exelon Corp. (A)	5.125	03-15-31	86,000	87,302
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%) (A)(C)	6.500	03-15-55	54,000	55,844
Georgia Power Company (A)	4.950	05-17-33	111,000	111,784
23	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Monongahela Power Company (A)(B)	5.400	12-15-43	50,000	$47,389
NextEra Energy Capital Holdings, Inc. (A)	5.000	07-15-32	90,000	90,911
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	125,000	127,567
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	45,000	46,791
NRG Energy, Inc. (B)	3.625	02-15-31	132,000	122,620
NRG Energy, Inc. (B)	3.875	02-15-32	291,000	269,235
NRG Energy, Inc. (B)	5.407	10-15-35	171,000	167,718
NRG Energy, Inc.	5.750	01-15-28	250,000	250,291
NRG Energy, Inc. (B)	5.750	01-15-34	102,000	101,246
NRG Energy, Inc. (B)	6.000	02-01-33	96,000	96,742
NRG Energy, Inc. (B)	6.125	05-15-36	126,000	125,524
NRG Energy, Inc. (A)(B)	7.000	03-15-33	329,000	357,638
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	289,000	313,941
Pacific Gas & Electric Company (A)	5.800	05-15-34	179,000	183,569
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	187,000	186,390
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	189,000	191,622
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	120,000	119,976
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	292,000	300,339
Progress Energy, Inc. (A)	7.750	03-01-31	470,000	528,716
The Southern Company (A)	5.700	03-15-34	150,000	155,373
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	225,000	231,760
Gas utilities 0.2%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	307,000	318,954
Independent power and renewable electricity producers 1.5%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	217,508	204,457
Capital Power US Holdings, Inc. (A)(B)	5.257	06-01-28	91,000	91,638
Capital Power US Holdings, Inc. (B)	6.189	06-01-35	155,000	159,923
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	141,000	142,239
Vistra Operations Company LLC (B)	3.700	01-30-27	486,000	483,045
Vistra Operations Company LLC (B)	4.300	07-15-29	147,000	144,260
Vistra Operations Company LLC (B)	4.700	01-31-31	84,000	82,698
Vistra Operations Company LLC (A)(B)	5.000	04-30-31	236,000	235,329
Vistra Operations Company LLC (A)(B)	5.250	04-30-33	233,000	232,173
Vistra Operations Company LLC (B)	6.000	04-15-34	186,000	191,926
Vistra Operations Company LLC (B)	6.950	10-15-33	213,000	231,936
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	24

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 1.6%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	137,000	$136,437
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (A)(C)	6.850	02-15-55	74,000	78,148
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	311,000	320,837
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	183,000	183,096
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%) (A)(C)	6.200	02-15-56	227,000	227,419
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	171,000	177,177
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	120,000	127,955
NiSource, Inc. (A)	5.350	04-01-34	165,000	168,536
NiSource, Inc. (A)	5.400	06-30-33	115,000	117,858
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	183,000	183,033
San Diego Gas & Electric Company (A)	5.200	03-15-36	65,000	64,833
Sempra (A)(C)	5.500	08-01-33	147,000	151,451
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	176,000	177,359

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	114,000	113,299
Municipal bonds 0.1% (0.1% of Total investments)				$126,975
(Cost $176,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	126,975
Term loans (G) 0.3% (0.2% of Total investments)				$521,854
(Cost $521,709)
Health care 0.0%				78,848
Pharmaceuticals 0.0%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.402	04-23-31	79,785	78,848
Industrials 0.2%				326,142
Commercial services and supplies 0.1%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.166	03-03-32	95,520	95,639
Trading companies and distributors 0.1%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.652	05-21-32	230,840	230,503
25	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 0.1%				$116,864
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.902	02-10-32	116,820	116,864
Collateralized mortgage obligations 12.2% (7.4% of Total investments)				$17,375,322
(Cost $20,266,264)
Commercial and residential 10.6%				15,136,551
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) (B)	5.120	12-25-70	110,322	109,957
Series 2026-NQM1, Class A1 (B)(H)	4.912	02-25-71	148,168	147,039
Series 2026-NQM2, Class A1 (B)(H)	4.811	03-25-71	219,547	218,153
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	141,009	140,046
Series 2025-10, Class A1 (B)(H)	4.960	09-25-70	77,627	77,333
Series 2025-11, Class A1 (B)(H)	4.975	10-25-70	118,915	118,472
Series 2026-1, Class A1 (B)(H)	4.747	02-25-71	210,682	208,843
Avenue of Americas
Series 2025-1301, Class A (B)(H)	5.227	08-11-42	180,000	180,788
BAHA Trust
Series 2024-MAR, Class A (B)(H)	6.171	12-10-41	231,000	236,089
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(H)	3.843	11-05-32	175,000	159,369
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	161,000	163,646
Series 2025-5YR19, Class A3	5.270	12-15-58	109,000	111,318
Series 2026-5YR20, Class A3	5.104	02-15-59	69,000	70,061
Series 2026-5YR21, Class A3	5.525	04-15-59	110,000	113,500
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	110,843	104,222
Series 2024-5C29, Class A3	5.208	09-15-57	63,000	63,929
Series 2024-5C31, Class A3	5.609	12-15-57	66,000	67,977
Series 2025-5C38, Class A3	5.146	11-15-58	129,000	131,064
Series 2026-5C40, Class A3	5.248	02-15-59	112,000	114,344
Series 2026-5C41, Class A1 (F)	5.438	05-15-69	157,000	161,704
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	60,870	59,884
Series 2024-V12, Class A3	5.738	12-15-57	220,000	227,200
Series 2026-V20, Class A3	5.184	02-15-59	85,000	86,519
BMO Mortgage Trust
Series 2024-5C8, Class A3 (H)	5.625	12-15-57	68,000	69,880
BRAVO Residential Funding Trust
Series 2023-NQM7, Class A2 (7.383% to 10-1-27, then 8.383% thereafter) (B)	7.383	09-25-63	351,963	354,430
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	96,000	91,048
Series 2022-CLS, Class A (B)	5.760	10-13-27	221,000	221,002
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	26

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CENT Trust
Series 2025-CITY, Class A (B)(H)	5.091	07-10-40	125,000	$125,581
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(H)	6.015	06-12-40	177,000	180,546
COLT Mortgage Loan Trust
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (B)	5.529	08-25-70	89,423	89,907
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.576	05-10-51	3,768,656	25,919
Cross Mortgage Trust
Series 2025-H8, Class A1 (B)(H)	5.003	11-25-70	110,012	109,665
Series 2025-H9, Class A1 (B)(H)	5.036	11-25-70	138,373	138,020
Series 2026-NQM1, Class A1 (B)(H)	4.699	02-25-61	194,168	192,565
Ellington Financial Mortgage Trust
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (B)	5.900	09-25-67	279,510	279,302
Series 2023-1, Class A1 (5.732% to 1-1-27, then 6.732% thereafter) (B)	5.732	02-25-68	277,917	277,574
Series 2025-INV4, Class A1 (B)	5.100	10-25-70	95,717	95,566
Series 2026-NQM1, Class A1 (B)(H)	4.771	02-25-71	107,818	107,085
GCAT Trust
Series 2023-NQM2, Class A1 (5.837% to 1-1-27, then 6.837% thereafter) (B)	5.837	11-25-67	285,532	284,615
Series 2023-NQM3, Class A1 (6.889% to 9-1-27, then 7.889% thereafter) (B)	6.889	08-25-68	238,152	239,401
Series 2025-NQM5, Class A1 (B)(H)	4.981	08-25-70	134,511	133,979
GGP Trust
Series 2026-TY, Class A (B)(H)	4.825	03-05-43	176,000	174,263
GS Mortgage-Backed Securities Trust
Series 2023-CCM1, Class A1 (B)(H)	6.650	08-25-53	239,210	238,498
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	1,888,576	30,646
Series 2007-4, Class ES IO	0.350	07-19-37	1,909,657	29,029
Series 2007-6, Class ES IO (B)	0.343	08-19-37	2,059,928	35,681
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(H)	5.649	01-13-40	200,000	204,731
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (5.941% to 1-1-27, then 6.941% thereafter) (B)	5.941	02-25-68	256,434	256,731
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	195,000	175,502
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (B)(H)	5.119	11-25-70	94,524	94,284
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (B)(H)	5.153	05-15-43	100,000	100,053
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(H)	4.460	01-15-43	175,000	164,712
27	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (5.000% to 6-1-26, then 6.000% thereafter) (B)	5.000	06-25-62	422,320	$419,270
Series 2023-NQM1, Class A1A (6.864% to 9-1-27, then 7.864% thereafter) (B)	6.864	10-25-63	257,863	259,429
Series 2025-NQM6, Class A1 (B)(H)	5.085	10-25-65	164,941	164,652
Series 2026-NQM1, Class A1 (B)(H)	4.824	11-25-65	114,371	113,519
Series 2026-NQM2, Class A1 (B)(H)	4.743	12-25-65	97,611	96,718
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (B)(H)	4.455	11-05-41	138,000	135,836
OBX Trust
Series 2022-NQM7, Class A1 (5.110% to 8-1-26, then 6.110% thereafter) (B)	5.110	08-25-62	382,594	381,709
Series 2023-NQM5, Class A1A (6.567% to 6-1-27, then 7.567% thereafter) (B)	6.567	06-25-63	213,361	213,162
Series 2024-NQM11, Class A2 (6.128% to 7-1-28, then 7.079% thereafter) (B)	6.128	06-25-64	337,762	339,850
Series 2025-NQM18, Class A1 (B)(H)	5.057	09-25-65	81,602	81,490
Series 2025-NQM19, Class A1 (B)(H)	4.869	10-25-65	118,613	117,918
Series 2025-NQM20, Class A1 (B)(H)	5.021	10-25-65	137,390	137,193
Series 2025-NQM21, Class A1 (B)(H)	4.989	10-25-65	92,210	92,012
Series 2025-NQM23, Class A1 (B)(H)	4.872	10-25-65	166,348	165,666
Series 2026-NQM1, Class A1 (B)(H)	4.846	11-25-65	112,704	112,079
Series 2026-NQM2, Class A1 (B)(H)	4.818	12-01-65	242,796	241,470
Series 2026-NQM3, Class A1 (B)(H)	4.652	01-25-66	200,661	198,984
PRKCM Trust
Series 2026-AFC1, Class A1 (B)(H)	4.677	02-25-61	99,081	98,117
Progress Residential Trust
Series 2025-SFR1, Class A (B)	3.400	02-17-42	160,185	152,076
Series 2025-SFR2, Class A (B)	3.305	04-17-42	126,088	118,603
Series 2025-SFR5, Class A (B)	3.850	10-17-42	137,785	131,949
Series 2025-SFR6, Class A (B)	4.000	12-17-42	145,000	139,787
Series 2026-SFR1, Class A (B)	3.850	02-17-43	122,000	116,061
Series 2026-SFR2, Class A (B)	4.240	05-17-43	128,000	123,857
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	375,000	380,485
Series 2024-CNTR, Class D (B)	7.109	11-13-41	234,000	244,931
SLG Office Trust
Series 2026-OMA, Class A (B)(H)	4.965	04-15-41	212,000	212,766
Starwood Mortgage Residential Trust
Series 2022-4, Class A1 (5.192% to 6-1-26, then 6.192% thereafter) (B)	5.192	05-25-67	290,088	288,740
Towd Point Mortgage Trust
Series 2019-1, Class A1 (B)(H)	3.750	03-25-58	82,433	80,188
Series 2024-4, Class A1A (B)(H)	4.531	10-27-64	222,100	222,514
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (B)(H)	5.229	07-13-44	137,000	137,127
Verus Securitization Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	28

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2023-5, Class A1 (6.476% to 6-1-27, then 7.476% thereafter) (B)	6.476	06-25-68	179,339	$179,114
Series 2023-6, Class A1 (6.665% to 9-1-27, then 7.665% thereafter) (B)	6.665	09-25-68	225,734	226,553
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (B)	6.664	12-25-68	211,368	212,424
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (B)	6.118	01-25-69	327,265	327,961
Series 2025-11, Class A1 (B)(H)	4.914	11-25-70	180,363	179,859
Series 2025-R2, Class A1 (B)(H)	5.086	07-25-67	95,527	95,125
Series 2026-2, Class A1 (B)(H)	4.590	02-25-71	150,898	149,684
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	135,000	139,577
Series 2025-5C6, Class A3	5.186	10-15-58	156,000	158,697
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (B)(H)	5.528	07-15-40	155,000	157,727
U.S. Government Agency 1.6%				2,238,771
Government National Mortgage Association
Series 2012-114, Class IO (A)	0.636	01-16-53	320,243	4,653
Series 2016-174, Class IO (A)	0.724	11-16-56	488,368	14,625
Series 2017-109, Class IO	0.202	04-16-57	413,251	3,228
Series 2017-124, Class IO (A)	0.633	01-16-59	361,555	12,803
Series 2017-135, Class IO	0.692	10-16-58	967,271	32,334
Series 2017-140, Class IO	0.485	02-16-59	525,739	13,017
Series 2017-20, Class IO (A)	0.476	12-16-58	1,092,580	20,786
Series 2017-22, Class IO (A)	0.739	12-16-57	307,901	10,257
Series 2017-46, Class IO (A)	0.651	11-16-57	784,744	28,472
Series 2017-61, Class IO (A)	0.688	05-16-59	388,032	12,952
Series 2017-74, Class IO (A)	0.385	09-16-58	927,375	12,740
Series 2018-114, Class IO (A)	0.592	04-16-60	586,816	22,307
Series 2018-158, Class IO (A)	0.800	05-16-61	1,162,263	64,708
Series 2018-35, Class IO	0.545	03-16-60	1,400,781	41,857
Series 2018-43, Class IO (A)	0.455	05-16-60	1,448,132	44,949
Series 2018-69, Class IO (A)	0.610	04-16-60	596,972	26,015
Series 2018-9, Class IO (A)	0.444	01-16-60	1,127,818	32,181
Series 2019-131, Class IO (A)	0.803	07-16-61	875,770	48,333
Series 2020-100, Class IO (A)	0.787	05-16-62	1,022,242	59,328
Series 2020-108, Class IO (A)	0.847	06-16-62	1,141,122	67,852
Series 2020-114, Class IO	0.799	09-16-62	2,344,566	126,768
Series 2020-118, Class IO (A)	0.887	06-16-62	1,748,304	106,570
Series 2020-119, Class IO (A)	0.607	08-16-62	975,655	43,212
Series 2020-120, Class IO (A)	0.759	05-16-62	530,064	29,959
Series 2020-137, Class IO (A)	0.799	09-16-62	2,800,925	166,821
Series 2020-150, Class IO	0.967	12-16-62	1,553,243	103,040
Series 2020-170, Class IO (A)	0.836	11-16-62	2,107,097	131,398
29	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2021-203, Class IO (A)	0.870	07-16-63	1,641,106	$102,653
Series 2021-3, Class IO (A)	0.871	09-16-62	2,697,321	166,290
Series 2021-40, Class IO (A)	0.823	02-16-63	654,639	38,788
Series 2022-150, Class IO	0.823	06-16-64	246,553	13,509
Series 2022-17, Class IO (A)	0.802	06-16-64	1,418,895	76,652
Series 2022-181, Class IO	0.721	07-16-64	762,253	44,488
Series 2022-21, Class IO (A)	0.785	10-16-63	626,067	37,319
Series 2022-53, Class IO	0.703	06-16-64	2,325,212	101,579
Series 2023-197, Class IO (A)	1.244	09-16-65	503,546	40,615
Series 2024-179, Class XI IO (A)	0.831	12-16-66	1,876,879	128,178
Series 2025-126, Class IO	0.767	05-16-67	946,852	64,714

Series 2025-128, Class IO	0.926	09-16-67	1,819,567	142,821
Asset-backed securities 11.8% (7.2% of Total investments)				$16,695,182
(Cost $16,746,341)
Asset-backed securities 11.8%				16,695,182
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	55,472	50,494
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (B)	6.500	11-16-48	164,000	165,375
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	10-16-28	349,787	350,031
American Express Credit Account Master Trust
Series 2023-4, Class A	5.150	09-16-30	670,000	684,937
AMSR Trust
Series 2025-SFR1, Class A (B)	3.655	06-17-42	100,000	95,376
Series 2025-SFR2, Class A (B)	4.275	11-17-42	111,000	108,278
ARI Fleet Lease Trust
Series 2023-B, Class A2 (B)	6.050	07-15-32	79,872	80,255
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (B)	5.250	04-20-29	580,000	587,771
Canon Music Issuer Trust
Series 2026-1A, Class A (B)	5.521	05-01-76	100,000	100,154
Carmax Auto Owner Trust
Series 2023-3, Class A4	5.260	02-15-29	100,000	101,081
Series 2026-2, Class A3	4.220	06-16-31	133,000	132,975
CARS-DB7 LP
Series 2023-1A, Class A1 (B)	5.750	09-15-53	411,217	412,538
Chesapeake Funding II LLC
Series 2023-2A, Class A1 (B)	6.160	10-15-35	184,019	185,309
CLI Funding IX LLC
Series 2025-1A, Class A (B)	5.350	06-20-50	145,426	145,691
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	134,000	134,176
Series 2025-1A, Class A1 (B)	5.316	05-25-50	136,000	136,454
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	73,000	73,538
Concord Music Royalties LLC
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	30

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2025-2A, Class A (B)	5.785	07-20-75	128,000	$128,711
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	166,000	168,655
Series 2025-4A, Class A2 (B)	5.522	12-20-55	100,000	100,792
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5 (I)	8.100	08-15-25	13,819	13,356
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	228,000	222,498
Series 2024-2A, Class A2 (B)	4.500	05-20-49	207,000	201,179
DataBank Issuer LLC
Series 2026-1A, Class A2 (B)	5.811	02-25-56	143,000	143,101
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	156,400	155,045
Series 2025-1A, Class A2I (B)	4.891	08-20-55	83,790	82,991
Series 2025-1A, Class A2II (B)	5.165	08-20-55	89,775	88,433
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	80,000	78,190
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2I (B)	4.930	07-25-55	97,000	96,513
Series 2025-1A, Class A2II (B)	5.217	07-25-55	112,000	111,019
Driven Brands Funding LLC
Series 2025-1A, Class A2 (B)	5.296	10-20-55	122,385	110,165
Flexential Issuer LLC
Series 2025-1A, Class A2 (B)	6.030	10-25-60	93,000	92,488
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	21,499	21,518
Series 2023-2, Class A (B)	5.280	02-15-36	512,000	522,468
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (B)	4.320	08-15-38	206,000	204,446
GBX Leasing LLC
Series 2026-1A, Class A (B)	5.130	02-20-56	150,697	149,138
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	290,961
Series 2026-2, Class A3	4.150	08-18-31	192,000	191,794
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	132,000	134,394
GMF Floorplan Owner Revolving Trust
Series 2023-2, Class A (B)	5.340	06-15-30	675,000	689,250
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	55,625	54,548
Series 2021-1A, Class A2 (B)	2.773	04-20-29	99,186	91,271
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	245,000	243,174
Hotwire Funding LLC
Series 2023-1A, Class A2 (B)	5.687	05-20-53	700,000	703,728
Series 2024-1A, Class A2 (B)	5.893	06-20-54	51,000	51,618
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	244,387	238,082
31	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (B)	5.049	04-17-56	261,000	$260,951
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	130,680	132,073
Series 2025-1A, Class A2 (B)	5.610	08-16-55	196,015	198,546
Series 2026-1A, Class A2I (B)	4.952	02-15-56	187,000	185,197
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (B)	5.219	02-25-56	84,000	83,734
Lyra Music Assets LP
Series 2025-1A, Class A2 (B)	5.604	09-20-65	144,482	145,226
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	500,000	502,589
Series 2023-1, Class A4	4.310	04-16-29	290,000	290,465
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (B)	5.400	08-20-55	178,000	179,409
Series 2025-4A, Class A2 (B)	5.163	12-20-55	93,000	92,918
Series 2026-1A, Class A2 (B)	5.273	04-20-56	111,000	111,295
MVW LLC
Series 2020-1A, Class D (B)	7.140	10-20-37	317,902	318,407
Navient Refinance Loan Trust
Series 2026-A, Class A (B)	4.500	01-18-56	194,044	191,239
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	452,200	433,021
Series 2022-1A, Class A2 (B)	3.695	01-30-52	203,948	193,233
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class B1 (B)	2.410	10-20-61	140,000	83,300
PFS Financing Corp.
Series 2023-B, Class A (B)	5.270	05-15-28	335,000	335,183
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	157,000	156,236
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (B)	5.482	01-20-51	134,000	132,788
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (B)	5.673	07-25-55	139,000	136,473
ServiceMaster Funding LLC
Series 2021-1, Class A2II (B)	3.113	07-30-51	138,188	118,466
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	101,660	104,100
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	156,000	152,558
SMB Private Education Loan Trust
Series 2024-A, Class A1A (B)	5.240	03-15-56	179,688	180,541
Series 2024-E, Class A1A (B)	5.090	10-16-56	133,687	134,271
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	299,037	296,420
Sprite, Ltd.
Series 2026-1, Class A (B)	5.227	03-15-41	248,441	243,799
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	111,305	112,114
Series 2024-1A, Class A2II (B)	6.268	07-30-54	99,485	100,146
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	32

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2024-3A, Class A23 (B)	5.914	07-30-54	240,340	$232,109
Summit Issuer LLC
Series 2025-1A, Class A2 (B)	5.208	11-20-55	161,000	161,094
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.436	06-25-54	54,000	53,553
Series 2025-1A, Class A2 (B)	5.036	03-25-55	219,000	212,388
Series 2025-2A, Class A21 (B)	5.121	10-25-55	107,000	105,462
Taco Bell Funding LLC
Series 2025-1A, Class A2I (B)	4.821	08-25-55	176,000	174,002
Series 2025-1A, Class A2II (B)	5.049	08-25-55	145,000	141,810
Toyota Auto Receivables Owner Trust
Series 2026-B, Class A3	4.130	12-16-30	280,000	279,552
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	93,000	94,411
Series 2025-2A, Class A2 (B)	5.177	01-20-56	93,000	92,263
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (B)	4.693	03-15-56	104,000	101,688
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	142,000	141,702
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	83,892	81,334
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	104,000	105,499
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	188,000	189,658

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$30,039
(Cost $188,240)
Energy 0.0%		30,039
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (J)(K)	743	30,039
Preferred securities 0.4% (0.3% of Total investments)		$579,302
(Cost $609,505)
Communication services 0.1%		124,830
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (A)	5,825	124,830
Financials 0.2%		228,636
Banks 0.2%
Wells Fargo & Company, 7.500% (A)(C)	192	228,636
Utilities 0.1%		225,836
Electric utilities 0.1%
NextEra Energy, Inc., 7.375%	4,300	225,836

33	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.2% (0.7% of Total investments)			$1,703,555
(Cost $1,703,622)
Short-term funds 1.2%			1,703,555
John Hancock Collateral Trust (L)	3.5556(M)	170,328	1,703,555

Total investments (Cost $236,143,480) 163.9%	$233,018,726
Other assets and liabilities, net (63.9%)	(90,868,512)
Total net assets 100.0%	$142,150,214

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-26 was $113,038,262.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $67,698,968 or 47.6% of the fund’s net assets as of 4-30-26.
(C)	All or a portion of this security is on loan as of 4-30-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $6,823,054.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	The security has matured but proceeds have not been received.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(M)	The rate shown is the annualized seven-day yield as of 4-30-26.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $236,706,149. Net unrealized depreciation aggregated to $3,687,423, of which $2,316,748 related to gross unrealized appreciation and $6,004,171 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	34

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $234,439,858)	$231,315,171
Affiliated investments, at value (Cost $1,703,622)	1,703,555
Total investments, at value (Cost $236,143,480)	233,018,726
Cash	23,549
Dividends and interest receivable	2,142,554
Receivable for investments sold	186,043
Other assets	27,365
Total assets	235,398,237
Liabilities
Liquidity agreement	91,300,000
Payable for investments purchased	905,679
Payable for delayed-delivery securities purchased	642,178
Interest payable	329,974
Payable to affiliates
Accounting and legal services fees	7,882
Trustees’ fees	427
Other liabilities and accrued expenses	61,883
Total liabilities	93,248,023
Net assets	$142,150,214
Net assets consist of
Paid-in capital	$175,067,707
Total distributable earnings (loss)	(32,917,493)
Net assets	$142,150,214

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$12.21
35	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Interest	$6,128,987
Dividends from affiliated investments	39,574
Dividends	12,024
Total investment income	6,180,585
Expenses
Investment management fees	637,786
Interest expense	2,014,991
Accounting and legal services fees	13,525
Transfer agent fees	28,207
Trustees’ fees	25,582
Custodian fees	14,377
Printing and postage	15,605
Professional fees	37,647
Stock exchange listing fees	11,782
Other	6,763
Total expenses	2,806,265
Less expense reductions	(11,216)
Net expenses	2,795,049
Net investment income	3,385,536
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(281,177)
Affiliated investments	(400)
(281,577)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(2,205,435)
Affiliated investments	(250)
(2,205,685)
Net realized and unrealized loss	(2,487,262)
Increase in net assets from operations	$898,274
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	36

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$3,385,536	$6,305,819
Net realized loss	(281,577)	(2,048,044)
Change in net unrealized appreciation (depreciation)	(2,205,685)	6,828,180
Increase in net assets resulting from operations	898,274	11,085,955
Distributions to shareholders
From earnings	(3,736,225)	(7,210,402)
Total distributions	(3,736,225)	(7,210,402)
Total increase (decrease)	(2,837,951)	3,875,553
Net assets
Beginning of period	144,988,165	141,112,612
End of period	$142,150,214	$144,988,165
Share activity
Shares outstanding
Beginning of period	11,646,585	11,646,585
End of period	11,646,585	11,646,585
37	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS For the six months ended 4-30-26 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$898,274
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(50,676,855)
Long-term investments sold	47,210,687
Net purchases and sales of short-term investments	3,531,708
Net amortization (accretion) of premium (discount)	454,304
(Increase) Decrease in assets:
Dividends and interest receivable	(56,077)
Other assets	(14,672)
Increase (Decrease) in liabilities:
Interest payable	(46,411)
Payable to affiliates	3,377
Other liabilities and accrued expenses	(32,535)
Net change in unrealized (appreciation) depreciation on:
Investments	2,205,685
Net realized (gain) loss on:
Investments	282,289
Net cash provided by operating activities	$3,759,774
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(3,736,225)
Net cash used in financing activities	$(3,736,225)
Net increase in cash	$23,549
Cash at beginning of period	—
Cash at end of period	$23,549
Supplemental disclosure of cash flow information:
Cash paid for interest	$(2,061,402)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	38

Financial highlights
Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$12.45	$12.12	$10.96	$11.35	$15.90	$15.95
Net investment income[2]	0.29	0.54	0.43	0.37	0.56	0.71
Net realized and unrealized gain (loss) on investments	(0.21)	0.41	1.20	(0.35)	(4.19)	0.12
Total from investment operations	0.08	0.95	1.63	0.02	(3.63)	0.83
Less distributions
From net investment income	(0.32)	(0.62)	(0.47)	(0.41)	(0.70)	(0.84)
From net realized gain	—	—	—	—	(0.22)	(0.04)
Total distributions	(0.32)	(0.62)	(0.47)	(0.41)	(0.92)	(0.88)
Net asset value, end of period	$12.21	$12.45	$12.12	$10.96	$11.35	$15.90
Per share market value, end of period	$11.13	$11.54	$11.40	$9.80	$10.48	$15.46
Total return at net asset value (%)[3,4]	0.85[5]	8.40	15.30	0.35	(23.60)	5.36
Total return at market value (%)[3]	(0.82)[5]	6.82	21.28	(2.82)	(27.45)	5.83
Ratios and supplemental data
Net assets, end of period (in millions)	$142	$145	$141	$128	$132	$185
Ratios (as a percentage of average net assets):
Expenses before reductions	3.93[6]	4.42	5.07	4.90	2.10	1.30
Expenses including reductions[7]	3.91[6]	4.41	5.06	4.89	2.08	1.29
Net investment income	4.74[6]	4.46	3.61	3.12	4.13	4.42
Portfolio turnover (%)	20	49	72	148	101	60
Senior securities
Total debt outstanding end of period (in millions)	$91	$91	$91	$91	$91	$91
Asset coverage per $1,000 of debt[8]	$2,557	$2,588	$2,546	$2,398	$2,448	$3,028

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expenses including reductions excluding interest expense were 1.09% (annualized), 1.11%, 1.10%, 1.17%, 1.01% and 0.94% for the periods ended 4-30-26, 10-31-25, 10-31-24, 10-31-23, 10-30-22 and 10-31-21, respectively.
[8]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
39	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	40

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$83,311,759	—	$83,311,759	—
Foreign government obligations	381,029	—	381,029	—
Corporate bonds	112,293,709	—	112,293,709	—
Municipal bonds	126,975	—	126,975	—
Term loans	521,854	—	521,854	—
Collateralized mortgage obligations	17,375,322	—	17,375,322	—
Asset-backed securities	16,695,182	—	16,695,182	—
Common stocks	30,039	—	—	$30,039
Preferred securities	579,302	$579,302	—	—
Short-term investments	1,703,555	1,703,555	—	—
Total investments in securities	$233,018,726	$2,282,857	$230,705,830	$30,039
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2026, the liability for the fund’s Liquidity agreement on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities.
41	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	42

For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $6,978,270 and a long-term capital loss carryforward of $22,466,513 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and derivative transactions.
Note 3—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of (a) 0.650% of the ﬁrst $150 million of the fund’s average daily managed assets (net assets plus borrowings under the Liquidity Agreement (LA) (see Note 8), (b) 0.375% of the next $50 million of the fund’s average daily managed assets, (c) 0.350% of the next $100 million of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. With respect to participating portfolios that pay advisory fees based on managed assets, "aggregate net assets" includes managed assets of the participating porfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily managed assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
43	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

The expense reductions described above amounted to $11,216 for the six months ended April 30, 2026.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily managed assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.01% of the fund’s average daily managed net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2026 and December 31, 2026, up to 10% of its outstanding common shares as of December 31, 2025. The share repurchase plan will remain in effect between January 1, 2026 and December 31, 2026.
During the six months ended April 30, 2026 and the year ended October 31, 2025, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases, if any, are included on the Financial highlights.
Note 6—Leverage risk
The fund utilizes the LA to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund’s investments may subject the fund to greater risk of loss than would reinvestment of collateral in short term highly rated investments.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	44

to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 7—Liquidity Agreement
The fund has entered into a LA with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $91.3 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2026 are shown in the Statement of assets and liabilities as the Liquidity agreement.
The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund’s authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit. As of April 30, 2026, the LA balance of $91,300,000 was comprised of $84,244,042 from the line of credit and $7,055,958 cash received by SSB from securities lending or Reverse Repo transactions.
Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund’s losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.
Interest charged is at the rate of overnight bank funding rate (OBFR) plus 0.700% and is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2026, the fund had an aggregate balance of $91,300,000 at an interest rate of 4.34%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2026, the average balance of the LA and the effective average annual interest rate were $91,300,000 and 4.45%, respectively.
The fund may terminate the LA with 60 days’ notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days’ notice prior to terminating the LA.
Note 8—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $39,702,156 and $34,848,737, respectively, for the six months ended April 30, 2026. Purchases and sales of U.S. Treasury obligations aggregated $10,503,538 and $12,495,856, respectively, for the six months ended April 30, 2026.
45	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Note 9—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	170,328	$5,235,263	$22,455,287	$(25,986,345)	$(400)	$(250)	$39,574	—	$1,703,555
Note 11—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	46

Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objective
The fund’s investment objective is to generate a high level of current income consistent with prudent investment risk.
Principal Investment Strategies
Under normal circumstances the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in income securities. This is a non-fundamental policy and may be changed by the Board of Trustees of the fund provided that shareholders are provided with at least 60 days prior written notice of any change as required by the rules under the 1940 Act. Not more than 20% of the Fund’s total assets will consist of such preferred securities and common stocks believed by the Fund to provide a sufficiently high yield to attain the Fund’s investment objective. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper.
The Fund will invest at least 75% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (Moody’s) or “BBB” by Standard & Poor’s Global Ratings Inc. (S&P)), or in unrated securities determined by the Fund’s investment advisor or subadvisor to be of comparable credit quality. The Fund can invest up to 25% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the Fund’s advisor or subadvisor to be of comparable quality.
Although the Fund will focus on securities of U.S. issuers, the Fund may invest in securities of corporate and governmental issuers located outside the United States that are payable in U.S. dollars, including emerging markets. The Fund may also invest in mortgage-backed and asset-backed securities, including collateralized mortgage obligations. In addition, the Fund may invest in repurchase agreements.
The Fund may also invest in derivatives such as swaps and reverse repurchase agreements. The Fund intends to use reverse repurchase agreements to obtain investment leverage either alone and/or in combination with other forms of investment leverage or for temporary purposes. The Fund utilizes a liquidity agreement to increase its assets available for investments, and may also seek to obtain additional income or portfolio leverage by making secured loans of its portfolio securities with a value of up to 33 1/3% of its total assets. The Fund may also invest up to 20% of its total assets in illiquid securities.
The manager may consider environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
47	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Emerging Markets risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments.  In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation. Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	48

investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: swaps and reverse repurchase agreements. Swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Leveraging risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 7 —Leverage risk” above.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Widespread selling of fixed-income securities during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
U.S. Government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
49	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE).
Dividends and distributions
During the six months ended April 30, 2026, distributions from net investment income totaling $0.3208 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
December 31, 2025	$0.1831
March 31, 2026	0.1377
Total	$0.3208
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 43006
Providence, RI 02940-3078
Registered or Overnight Mail:
Computershare
150 Royall Street, Suite 101
Canton, MA 02021
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	50

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Tuesday, February 17, 2026. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 17, 2026
PROPOSAL: To elect thirteen (13) Trustees to serve until their respective successors have been duly elected and qualified.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	8,805,744.603	314,515.033
James R. Boyle	8,736,715.395	383,544.241
Grace K. Fey	8,729,055.162	391,204.474
Dean C. Garfield	8,796,577.119	323,682.517
Christine L. Hurtsellers	8,795,496.395	324,763.241
Deborah C. Jackson	8,733,982.327	386,277.309
Hassell H. McClellan	8,728,062.886	392,196.750
Noni Ellison McKee	8,806,260.119	313,999.517
Kenneth J. Phelan	8,802,748.119	317,511.517
Frances G. Rathke	8,804,752.895	315,506.741
Thomas R. Wright	8,805,246.895	315,012.741

Non-Independent Trustees
Andrew G. Arnott	8,803,868.395	316,391.241
Kristie M. Feinberg	8,805,220.119	315,039.517
51	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Deborah C. Jackson, Vice Chairperson
Andrew G. Arnott†
William K. Bacic*
James R. Boyle
Noni Ellison McKee
Kristie M. Feinberg†
Grace K. Fey
Dean C. Garfield
Christine L. Hurtsellers#
Kenneth  J. Phelan#
Frances G. Rathke*
Thomas R. Wright*
Officers
Kristie M. Feinberg
President (Chief Executive Officer and Principal Executive Officer)
Fernando A. Silva
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Spencer Godfrey, CFA
Howard C. Greene, CFA‡
Connor Minnaar, CFA
Pranay Sonalkar, CFA
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: JHS

† Non-Independent Trustee
# Serves as Trustee effective November 12, 2025.
* Member of the Audit Committee
‡ Effective December 31, 2027, Howard C. Greene will no longer serve as a portfolio manager of  the fund.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O. Box 43006 Providence, RI 02940-3078	Computershare 150 Royall St., Suite 101 Canton, MA 02021
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	52

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John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
MF5468888	P6SA 4/26
6/26

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)    REGISTRANT PURCHASES OF EQUITY SECURITIES

		Average	Total number of	Maximum number of
			shares purchased as	shares that may yet
	Total number of	price per	part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans*

Nov-25	-	-	-	1,164,659

Dec-25	-	-	-	1,164,659

Jan-26	-	-	-	1,164,659

Feb-26	-	-	-	1,164,659

Mar-26	-	-	-	1,164,659

Apr-26	-	-	-	1,164,659

Total	-	-

*On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the Fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2025. The current share repurchase plan will remain in effect between January 1, 2026 to December 31, 2026.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 7 to financial statements in Item 1.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 24, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 24, 2026